Equity-Based Compensation - Schedule of Employee Stock Performance Activity (2.75x Performance Vesting Units) (Detail) (2.75x PVU Employee Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
2.75x PVU Employee Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Units, Outstanding, Beginning Balance	206,220
Employee Units, Granted	21,164
Employee Units, Vested
Employee Units, Forfeited	(2,333)
Employee Units, Outstanding, Ending Balance	225,051
Weighted average fair value of outstanding, Beginning balanace (in USD per share/unit)	$ 8.88
Weighted Average Grant Date Fair Value, Granted (in USD per unit)	$ 10.52
Weighted Average Grant Date Fair Value, Vested (in USD per unit)
Weighted Average Grant Date Fair Value, Forfeited (in USD per unit)	$ 8.88
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance (in USD per unit)	$ 8.99